Consolidated Statements of StockHolders' Deficit - USD ($)	Common Stock To Be Issued [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 638	$ 3	$ 1	$ 4,771,275	$ (11,249,934)	$ 197,586,824	$ (211,300,799)	$ (784,777)	$ (20,976,769)
Balance, shares at Dec. 31, 2022	637,755	2,500	1,334	4,771,275,349
Issuance of shares of common stock sold, net of issuance costs				$ 710,238		1,118,025			1,828,263
Issuance of shares of common stock sold, net of issuance costs, shares				710,238,051
Net loss							(7,369,681)		(7,369,681)
Balance at Dec. 31, 2023	$ 638	$ 3	$ 1	$ 5,481,513	(11,249,934)	198,704,849	(218,670,480)	(784,777)	(26,518,187)
Balance, shares at Dec. 31, 2023	637,755	2,500	1,334	5,481,513,400
Issuance of shares of common stock sold, net of issuance costs				$ 1,604,508		(392,138)			1,212,370
Issuance of shares of common stock sold, net of issuance costs, shares				1,604,508,342
Net loss							(6,198,161)		(6,198,161)
Balance at Dec. 31, 2024	$ 638	$ 3	$ 1	$ 7,086,021	$ (11,249,934)	$ 198,312,711	$ (224,868,641)	$ (784,777)	$ (31,503,978)
Balance, shares at Dec. 31, 2024	637,755	2,500	1,334	7,086,021,742